Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of preparation
2.1	Basis of preparation

These unaudited condensed consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) International Accounting Standards (“IAS”) 34, “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”) for six months ended June 30, 2025 and 2024.

These unaudited condensed consolidated financial statements for the six months ended June 30, 2025 and 2024 should be read in conjunction with the Group’s last audited annual consolidated financial statements for the years ended December 31, 2024 and 2023. They do not include all the information and disclosures required for a complete set of financial statements prepared in accordance with IFRS Accounting Standard. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since last annual consolidated financial statements.

These unaudited condensed consolidated financial statements were authorized for issue by the Company’s board of directors on December 26, 2025

Use of judgements and estimates
2.2	Use of judgements and estimates

In preparing these unaudited condensed consolidated financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting polices and the key sources of estimation uncertainty were the same as those described in the last annual consolidated financial statements for the years ended December 31, 2024 and 2023, except for:

●	Note 3.1 Goodwill and intangible assets;
●	Note 3.4 Revenue recognition; and
●	Note 3.5 Business combination.

Measurement of fair value

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third party information, such as broker quotes or pricing services, is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1 quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
●	Level 3 inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).

The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.

Goodwill and intangible assets
3.1	Goodwill and intangible assets

Intangible assets comprise goodwill and certain acquired customer relationships.

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Customer relationships acquired as part of acquisitions of businesses are capitalized separately from goodwill as intangible assets if their value can be measured reliably on initial recognition and it is probable that the expected future economic benefits that are attributable to the asset will flow to the Group.

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate a potential impairment.

Definite life intangible assets are amortized over their useful life. Amortization is provided at rates calculated to expense the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life as follows:

●	Customer-related intangibles – 10 years

For the purposes of assessing impairment, assets other than goodwill are grouped at the lowest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (cash-generating units or CGUs). CGU determination for goodwill is assessed at the level which management monitors the business. An impairment loss is recognized if the carrying value of the relevant asset or CGU exceeds the recoverable amount, defined as the higher of fair value less costs of disposal and value in use.

The value in use or fair value less costs to dispose for each CGU is determined by calculating the net present value of future cash flows - derived from the underlying assets using a projection period of up to five years for each CGU. After the projection period, a steady growth rate representing an appropriate long-term growth rate for the industry is applied. Any goodwill impairment is recognized immediately as an expense and is not subsequently reversed. For assets excluding goodwill, an assessment is made at reporting period end to determine whether there is any indication that previously recognized impairment losses may no longer exist or have decreased. If any such indication exists, the recoverable amount of the asset is estimated. In cases where the recoverable amount exceeds the carrying amount of the asset, a reversal of impairment losses is recognized. The amount of the reversal of the impairment loss shall not exceed the carrying amount that would have been determined (net of depreciation or amortization) if no impairment loss had been recognized.

Investment Property
3.2	Investment Property

Investment properties are properties held to earn rental income, for capital appreciation, or for both, rather than for use in the production or supply of goods or services, for administrative purposes, or for sale in the ordinary course of business. Investment property includes land, buildings, and property held under lease arrangements that meet the definition of an investment property in accordance with IAS 40 – Investment Property.

Investment properties are initially measured at cost and subsequently at fair value with any change therein recognized in profit or loss.

An investment property is derecognized when it is either disposed of or permanently withdrawn from use and no future economic benefits are expected from its disposal. Any gain or loss arising from derecognition, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss in the period of derecognition.

Rental income from investment property is recognized as other revenue on a straight-line basis over the term of the lease. Lease incentives granted are recognized as an integral part of the total rental income, over the term of lease.

Revenue recognition
3.3	Revenue recognition

The Group recognizes revenue as or when it satisfies its performance obligations. The Group earns revenue predominantly from the following services:

Revenue by segment
i)	IFM services
i.1)	Cleaning services

The Group provides customizable professional cleaning solution services based on requirements set by clients and/or the authorities, including but not limited to commercial cleaning for offices & schools; hospitality cleaning for hotels, shopping malls and retail, pest control services and etc. The Group also offer cleaning robots and machines for better cleaning performance by deploying the robots at designated premises.

The cleaning service promises including providing cleaning personnel, supply of equipment and material, floor treatment service and etc. During the process of providing cleaning services, the customers cannot benefit from the single promise. Therefore, the Group identifies only one performance obligation that is to providing cleaning service to the customer as the promises are not distinct in accordance with IFRS 15.27(a).

The consideration of providing cleaning services is based on the incentive payment model works by pegging the monthly pay-outs to the performance score of the cleaning services as stipulated in the contract. The Group has provided cleaning services since 2018 and has long-term cooperation experience with hotels, shopping malls and etc. Thus, the Company has accumulated sufficient experience on monitoring the progress in providing cleaning services and will adjust the estimated consideration on a timely manner. Therefore, there is no significant constraining estimates of variable consideration.

The Group recognizes revenue on a gross basis as the Group is acting as a principal in these services and is responsible for fulfilling the promises to provide the specified cleaning services.

The Group provides cleaning services, customers simultaneously receive and consume the benefits and it is determined that the performance obligation is satisfied over time. In addition, since it is determined that customers receive equal benefits over the service periods from the cleaning services, revenue from cleaning services is recognized on a straight-line method over the service period.

i.2)	Property management services

The Company provides property management services in shopping malls, business office building, or residential apartments to all tenants and property owners. Property management services include cleaning, landscaping, public facilities maintenance and other traditional services. The Company identified property management services as a single performance obligation as the kinds of service in the contract are not capable of being distinct.

The consideration of providing property management services is fixed and agreed in the property management service agreement.

The Company recognizes the property management revenue on a straight-line basis over the terms of the property management agreement, generally over one year period because its customer simultaneously receives and consumes the benefits provided by the Company throughout the performance obligations period.

The Company recognized advance payments from its customer prior to revenue recognition as contract liability until the revenue recognition performance obligation are met. As of June 30, 2025 and December 31, 2024, the Company did not have any contract liability.

i.3)	Security guard services

The Company provides security guard services in business office building, or residential apartments to all tenants and property owners. Security guard services include exercising entry and exit control, protecting company properties, emergency, preventing thefts, robberies and vandalism, etc. The Company identified security guard services as a single performance obligation as the kinds of service in the contract are not capable of being distinct.

The consideration of providing security services is based on the incentive payment model works by pegging the monthly pay-outs to the performance score of the security services as stipulated in the contract. The Group has provided security services since 2017 and has long-term cooperation experience with property owners. Thus, the Company has accumulated sufficient experience on monitoring the progress in providing security services and will adjust the estimated consideration on a timely manner. Therefore, there is no significant constraining estimates of variable consideration.

The Group provides security guard services, customers simultaneously receive and consume the benefits and it is determined that the performance obligation is satisfied over time. In addition, since it is determined that customers receive equal benefits over the service periods from the security guard services, revenue from security guard services is recognized on a straight-line method over the service period.

ii)	Manpower outsourcing services

The Group enters into contracts with corporate customers to provide manpower outsourcing services, arranging casual workers with corresponding abilities and qualifications on demand to fulfil corporate customers’ various operation needs. The Group identifies only one performance obligation in manpower outsourcing services as the contract comprises of a series of distinct services that are substantially the same and have the same pattern of transfer to the corporate customers, which is to provide casual workers in accordance with the demand of corporate customers.

The contract consideration is determined by the hours casual workers have worked times their workday pay rate. Revenue from manpower outsourcing services is recognized over time as the Group has an enforceable right to payment for performance completed to date.

The contract payment is not subject to any variable consideration, refund, cancellation or termination provision. Customers generally make the payment within one or two months after monthly reconciliation of service considerations with the Group.

Principal versus agent considerations

For the manpower outsourcing services provided, the Group considers itself the principal and recognizes revenue on a gross basis as it controls the services through the following key considerations:

●	The Group reserves the right to accept or reject the contracts or orders with the customers without involvement of the casual workers and directs the selected casual workers to provide services to the customers on the Group’s behalf. There is no direct cooperation relationship between the casual workers and the customers. The Group assumes responsibility for receiving and resolving the complaints over the quality of the services. If the casual workers fail to deliver their work and thus affect the Group’s performance obligation to the corporate customers, the Group should bear the loss of the corporate customers for breach of contract on its own, and then independently claim for compensation from casual workers for its loss.
●	The Group has discretion in setting up the price. The involved casual workers are entitled to a fixed services fee agreed upon in advance irrespective of the consideration the Group collects from the customers.
●	The Group bears the credit risk as the Group pays the consideration due to casual workers irrespective of whether the customers have paid the services consideration to the Group.
iii)	Web Design and Development and Digital Marketing Services
iii.1)	Web design and development

The Group enters into contracts with corporate customers to provide web design and development services. These services are typically offered as a bundled solution under a single contract scope, including website planning, UI/UX design, backend development, etc,

The Group identify only one performance obligation in these contracts, which is to provide an integrated web design and development services, as the individual promise are highly interrelated and are integrated to deliver a combined output that the customer has contracted for.

The contract consideration is typically based on a fixed fee and payments are due upon completion of specific deliverables or at agreed intervals. The contracts are generally not subject to refund, variable consideration, or cancellation clauses once milestones are met and approved.

Revenue is recognized at a point of time when the performance obligation is satisfied and accepted by the customers.

iii.2)	Digital marketing

The Group enters into contracts with corporate customers to provide digital marketing solutions tailored to the customers’ business operations. These services are typically offered as a bundled solution under a single contract scope, including Search Engine Optimization (“SEO”), Search Engine Marketing (“SEM”), content marketing and etc.

The Group identify only one performance obligation in these contracts, which is to provide a comprehensive digital marketing services, as the individual promise are highly interrelated and are integrated to deliver a combined output that the customer has contracted for.

The contract consideration is typically based on a fixed fee and payments are due upon completion of specific services or at agreed intervals. The contracts are generally not subject to refund, variable consideration, or cancellation clauses once milestones are met and approved.

The customers simultaneously receive and consume the benefits of the performance obligation performed by the Group and it is determined that the performance obligation is satisfied over time. The Group adopts the practice expedient in accordance with IFRS 15.B16, as the Group has a right to consideration from the customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date. Given that the Group’s digital marketing service contracts involve billing on a fixed amount per month, revenue is recognized based on the amount the Group is entitled to invoice.

Business combination
3.4	Business combination

The Group accounts for business combinations under the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired sett has the ability to produce outputs.

The Group has an option to apply a “concentration test” that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costed are expensed as incurred, except if related to the issue of debt or equity securities.

The Group measure the non-controlling interest for the business combination in which the Group holds less than 100% of the equity interest in the acquiree at their proportionate interest in the net assets of the acquiree, at the date of acquisition.

The consideration transferred does not include amounts related to the settlement of pre-existing relationship. Such amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instruments is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree’s employees (acquiree’s awards), then all or a portion of the amount of the acquirer’s replacement awards is included in the measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.